Condensed financial information of Plastec Technologies, Ltd.	12 Months Ended
Dec. 31, 2017
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
17.	Condensed financial information of Plastec Technologies, Ltd.

The condensed financial statements of Plastec Technologies, Ltd. have been prepared in accordance with accounting principles generally accepted in the United States of America.

Balance Sheets

	December 31,	December 31,
	2016	2017
	HK$	HK$
Assets
Current assets
Cash and cash equivalents	394,508	274,094
Amounts due from subsidiaries	265,536	364,596
Consideration receivable	131,686	141,341
Prepaid expenses	171	1,053
Total current assets	791,901	781,084
Investment in subsidiaries	-	-
Total assets	791,901	781,084

Liabilities and shareholders’ equity
Current liabilities
Account payable and accrued liabilities	1,485	950
Tax payable	3,129	3,129
Total current liabilities	4,614	4,079
NET CURRENT ASSETS	787,287	777,005
TOTAL ASSETS AND LIABILITIES	787,287	777,005

Shareholders’ equity
Ordinary shares (US$0.001 par value; 100,000,000 authorized, 12,938,128 and 12,938,128 shares issued and outstanding as of December 31, 2016 and 2017, respectively)	101	101
Retained earnings	787,186	776,904
Total shareholders’ equity	787,287	777,005

Statements of operations and comprehensive income

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2015	2016	2017
	HK$	HK$	HK$

Revenues	74,000	-	-
Other income	13,091	17,866	5,689
Gain on disposal of a subsidiary	-	1,149,128	141,341
Administrative expenses	(16,213)	(10,573)	(5,937)
Income before income tax expense	70,878	1,156,421	141,093
Income tax expense	(232)	-	-
Total comprehensive income	70,646	1,156,421	141,093

 Statements of cash flows

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2015	2016	2017
	HK$	HK$	HK$
Cash flows from operating activities
Net income	70,646	1,156,421	141,093
Adjustments to reconcile net income to net cash provided by operating activities:
Gain on disposal of a subsidiary	-	(1,149,128)	(141,341)
Change in operating assets and liabilities
Prepaid expenses	(94)	999	(882)
Accounts payable and accrued liabilities	5,585	(4,516)	(534)
Income tax	232	-	-
Net cash provided by/(used in) operating activities	76,369	3,776	(1,664)

Cash flows from investing activities
Decrease in dividend receivable	70,000	-	-
Sale proceeds of disposal of a subsidiary, net	-	1,017,442	131,686
Net cash provided by investing activities	70,000	1,017,442	131,686

Cash flows from financing activities
Decrease/(increase) in amount due from subsidiaries	-	22,300	(99,060)
Dividend paid	(121,101)	(837,614)	(151,376)
Net cash used in financing activities	(121,101)	(815,314)	(250,436)
Net increase/(decrease) in cash and cash equivalents	25,268	205,904	(120,414)
Cash and cash equivalents, beginning of year	163,336	188,604	394,508
Cash and cash equivalents, end of year	188,604	394,508	274,094

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest income	267	857	2,089

SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITY:
Consideration receivable	-	131,686	141,341